Property and equipment, net	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Property and equipment, net
Property and equipment, net

7.Property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2021	2020
Server hardware	$22,242,229	$16,696,081
Vehicles	117,023	108,536
	22,359,252	16,804,617
Less: accumulated depreciation	(8,633,295)	(4,480,492)
Property and equipment, net	$13,725,957	$12,324,125

During the years ended March 31, 2021 and 2020, the Group had no impaired or pledged property and equipment.

Additions to property and equipment for the years ended March 31, 2021 and 2020 were $5,091,647 and $1,672,529, respectively. Disposals of property and equipment for the years ended March 31, 2021 and 2020 were nil and $65,073.

Depreciation expenses were $3,689,815 and $2,685,034 for the years ended March 31, 2021 and 2020, respectively.

6.Property and equipment, net

Property and equipment consisted of the followings:

	As of March 31,
	2019	2018

Server hardware	$8,479,493	$2,128,252
Vehicles	114,204	122,294
	8,593,697	2,250,546
Less: accumulated depreciation	(1,997,016)	(1,187,973)
Server development in progress	7,425,559	—
Property and equipment, net	$14,022,240	$1,062,573

Server development in process represented the advance payment made to a third party.

During the years ended March 31, 2019 and 2018, the Group had no impaired or pledged property and equipment.

Depreciation expenses were $ 922,770 and $ 415,838 for the years ended March 31, 2019 and 2018, respectively.